MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Marketable Securities [Abstract]
Schedule of marketable securities
	June 30, 2022	December 31, 2021
	Unaudited	Audited

Financial assets measured at fair value through profit or loss:

Corporate bonds and government treasury notes – Level 1	6,383	18,541

	$6,383	$18,541